Consolidated and Combined Balance Sheets (USD $) In Millions, unless otherwise specified	Sep. 27, 2013	Sep. 28, 2012
Current Assets:
Cash and cash equivalents	$ 275.5	$ 0
Accounts receivable, less allowance for doubtful accounts of $4.6 and $9.4	400.8	315.4
Inventories	403.1	435.3
Deferred income taxes	171.1	119.9
Prepaid expenses and other current assets	134.4	31.0
Total current assets	1,384.9	901.6
Property, plant and equipment, net	997.4	945.2
Goodwill	532.0	507.5
Intangible assets, net	422.1	365.6
Other assets	220.2	179.0
Total assets	3,556.6	2,898.9
Current Liabilities:
Current maturities of long-term debt	1.5	1.3
Accounts payable	120.9	112.5
Accrued payroll and payroll-related costs	66.5	60.3
Accrued branded rebates	34.6	24.3
Accrued and other current liabilities	376.7	221.7
Total current liabilities	600.2	420.1
Long-term debt	918.3	8.9
Pension and postretirement benefits	108.0	189.6
Environmental liabilities	39.5	136.5
Deferred income taxes	310.1	73.7
Other income tax liabilities	153.1	19.4
Other liabilities	171.8	158.8
Total liabilities	2,301.0	1,007.0
Commitments and contingencies
Shareholders' Equity:
Preferred shares, $0.20 par value, 500,000,000 authorized; none issued or outstanding	0	0
Ordinary shares, $0.20 par value, 500,000,000 authorized; 57,713,873 issued; 57,713,390 outstanding	11.5	0
Ordinary shares held in treasury at cost, 483	0	0
Additional paid-in capital	1,102.1	0
Retained earnings	33.5	0
Parent company investment	0	1,807.0
Accumulated other comprehensive income	108.5	84.9
Total Shareholders' Equity	1,255.6	1,891.9
Total Liabilities and Shareholders' Equity	$ 3,556.6	$ 2,898.9